ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Year	Year
	Ended	Ended
	January	January
	31, 2014	31, 2013

Accounts payable	$123,834	$244,741
Accrued professional fees	46,952	45,878
Accrued general liabilities	39,103	68,452
Accrued taxes and related interest	37,414	82,567
	$247,303	$441,638